BUSINESS ACQUISITIONS/DISPOSITIONS	12 Months Ended
Dec. 31, 2023
Business Combinations1 [Abstract]
BUSINESS ACQUISITIONS	BUSINESS DISPOSITIONS:
Frontier Yarns - Plant 3
On August 1, 2022 the Company sold a yarn spinning facility located in the U.S., which was the smallest of the four facilities that the Company acquired on December 10, 2021 as part of the Frontier Yarns acquisition. The sale included the disposition of inventory, equipment, goodwill and the transfer of a leasehold interest and related lease liability. The proceeds of disposition of $29.4 million, of which $1.5 million was held in escrow subject to certain post-closing matters, exceeded the carrying value of net assets sold of $23.4 million (including $13.9 million of allocated goodwill), resulting in a pre-tax gain on disposal of $6.0 million ($1.0 million after tax). The pre-tax gain of $6.0 million was included as a recovery in restructuring and acquisition-related costs.

Other
During the fourth quarter of fiscal 2022, the Company sold its sheer inventory and trademarks for total proceeds of $6.4 million, of which $0.7 million was held in escrow subject to certain post-closing matters. The gain on disposal of these assets was insignificant.